Supplementary cash flow information	12 Months Ended
Dec. 31, 2019
Supplementary Cash Flow Information [Abstract]
Supplementary cash flow information
Supplementary cash flow information
Net change in other operating assets and liabilities

	2019 $	2018 $
Accounts receivable and accrued interest receivable	(151)	(108)
Prepaid expenses and deposits	(1,975)	(5,094)
Clinical trial contract deposits	149	90
Accounts payable and accrued liabilities	4,106	(888)
	2,129	(6,000)
Interest received	2,619	2,148

Cash flows from financing and investing activities:

	Short term investments	Derivative warrants December 28, 2016	Derivative warrants February 14, 2014	Common shares	Warrants	Contributed surplus
Balance at January 1, 2019	7,889	(15,475)	(6,272)	(504,650)	—	(24,690)
Cash flow - Proceeds from short term investments	(7,884)	—	—	—	—	—
Cash flow - Net proceeds from commons shares issued pursuant to Public Offering	—	—	—	(179,918)	—	—
Cash flow - Net proceeds from commons shares issued pursuant to ATM facilities	—	—	—	(43,200)	—	—
Cash flow - Proceeds from exercise of derivative warrants	—	—	—	(6,989)	—	—
Cash flow - Proceeds from exercise of options	—	—	—	(13,748)	—	—
Cash flow - Contingent consideration payments made	—	—	—	—	—
Non-cash changes - Recognition of royalty obligation	—	—	—	—	—	—
Non-cash changes - Conversion to common shares	—	27,598	5,920	(41,967)	—	8,449
Non-cash changes - Fair value adjustments	—	(41,476)	352	—	—	—
Non-cash changes - Stock based compensation	—	—	—	—	—	(7,414)
Non-cash changes - Other	(5)	—	—	—	—	—
Balance at December 31, 2019	—	(29,353)	—	(790,472)	—	(23,655)

Balance at January 1, 2018	7,833	(8,948)	(2,845)	(499,200)	(906)	(18,360)
Cash flow - Purchases	36,084	—	—	—	—	—
Cash flow - Proceeds from short term investment	(36,093)	—	—	—	—	—
Cash flow - Proceeds from exercise warrants	—	—	—	(3,071)	—	—
Cash flow - Proceeds from exercise options	—	—	—	(943)	—	—
Non-cash changes - Conversion to Common Shares	—	—	—	(1,436)	906	530
Non-cash changes - Fair value adjustments		(6,527)	(3,427)	—	—	—
Non-cash changes - Stock Based Compensation	—	—	—	—	—	(6,860)
Non-cash changes - Opening adjustment on change in accounting policy	78	—	—	—	—	—
Non-cash changes - Other	(13)	—	—	—	—	—
Balance at December 31, 2018	7,889	(15,475)	(6,272)	(504,650)	—	(24,690)